First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 8.3%
Entertainment 0.6%
Electronic Arts, Inc.	178,065	21,447,929
Interactive Media & Services 7.2%
Alphabet, Inc., Class A(a)	1,735,679	180,041,983
Meta Platforms, Inc., Class A(a)	411,816	87,280,283
Total		267,322,266
Media 0.5%
Fox Corp., Class A	584,453	19,900,625
Total Communication Services		308,670,820
Consumer Discretionary 10.5%
Automobiles 0.8%
Tesla, Inc.(a)	140,107	29,066,598
Broadline Retail 2.1%
Amazon.com, Inc.(a)	498,401	51,479,839
Etsy, Inc.(a)	238,117	26,509,566
Total		77,989,405
Hotels, Restaurants & Leisure 1.3%
Expedia Group, Inc.(a)	492,057	47,744,291
Household Durables 2.0%
Lennar Corp., Class A	376,360	39,559,200
PulteGroup, Inc.	618,294	36,034,174
Total		75,593,374
Specialty Retail 4.3%
AutoZone, Inc.(a)	19,136	47,039,158
Bath & Body Works, Inc.	219,997	8,047,490
O’Reilly Automotive, Inc.(a)	67,517	57,320,583
Ulta Beauty, Inc.(a)	83,999	45,835,734
Total		158,242,965
Total Consumer Discretionary		388,636,633
Consumer Staples 6.6%
Consumer Staples Distribution & Retail 1.6%
Kroger Co. (The)	1,218,153	60,140,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.4%
Archer-Daniels-Midland Co.	675,642	53,821,642
General Mills, Inc.	410,894	35,115,001
Total		88,936,643
Household Products 0.4%
Procter & Gamble Co. (The)	107,410	15,970,793
Tobacco 2.2%
Altria Group, Inc.	1,130,872	50,459,509
Philip Morris International, Inc.	297,366	28,918,843
Total		79,378,352
Total Consumer Staples		244,426,002
Energy 5.1%
Oil, Gas & Consumable Fuels 5.1%
EQT Corp.	117,990	3,765,061
Exxon Mobil Corp.	733,982	80,488,466
Marathon Petroleum Corp.	359,247	48,437,273
Valero Energy Corp.	404,586	56,480,206
Total		189,171,006
Total Energy		189,171,006
Financials 12.5%
Banks 2.8%
Citigroup, Inc.	761,803	35,720,943
Regions Financial Corp.	454,231	8,430,527
Wells Fargo & Co.	1,626,767	60,808,551
Total		104,960,021
Capital Markets 3.8%
CME Group, Inc.	64,008	12,258,812
Morgan Stanley	781,411	68,607,886
State Street Corp.	780,243	59,056,593
Total		139,923,291
Consumer Finance 0.3%
Synchrony Financial	380,406	11,062,206
Financial Services 2.4%
MasterCard, Inc., Class A	247,689	90,012,660
2	Columbia Variable Portfolio – Disciplined Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.2%
Aon PLC, Class A	17,416	5,491,090
Lincoln National Corp.	188,389	4,233,101
Marsh & McLennan Companies, Inc.	396,965	66,114,521
MetLife, Inc.	722,496	41,861,418
Total		117,700,130
Total Financials		463,658,308
Health Care 13.8%
Biotechnology 2.6%
AbbVie, Inc.	240,036	38,254,537
Amgen, Inc.	13,908	3,362,259
BioMarin Pharmaceutical, Inc.(a)	120,492	11,716,642
Regeneron Pharmaceuticals, Inc.(a)	21,828	17,935,413
Vertex Pharmaceuticals, Inc.(a)	78,204	24,639,734
Total		95,908,585
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	424,036	42,937,885
Hologic, Inc.(a)	604,854	48,811,718
Total		91,749,603
Health Care Providers & Services 3.1%
Cardinal Health, Inc.	378,142	28,549,721
Centene Corp.(a)	148,597	9,392,816
CVS Health Corp.	405,221	30,111,973
Humana, Inc.	32,882	15,962,896
McKesson Corp.	81,597	29,052,612
Total		113,070,018
Life Sciences Tools & Services 1.5%
IQVIA Holdings, Inc.(a)	280,336	55,756,027
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	1,070,942	74,226,990
Pfizer, Inc.	1,810,256	73,858,445
Viatris, Inc.	549,166	5,282,977
Total		153,368,412
Total Health Care		509,852,645
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.2%
Aerospace & Defense 2.7%
General Dynamics Corp.	27,921	6,371,851
Lockheed Martin Corp.	143,961	68,054,684
Textron, Inc.	358,957	25,353,133
Total		99,779,668
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	148,208	28,750,870
Building Products 0.3%
Masco Corp.	200,833	9,985,417
Commercial Services & Supplies 1.1%
Cintas Corp.	89,313	41,323,339
Ground Transportation 0.3%
CSX Corp.	335,843	10,055,139
Machinery 2.2%
Caterpillar, Inc.	68,800	15,744,192
Fortive Corp.	215,357	14,680,887
Parker-Hannifin Corp.	154,586	51,957,900
Total		82,382,979
Passenger Airlines 0.2%
Delta Air Lines, Inc.(a)	96,633	3,374,424
Southwest Airlines Co.	89,286	2,905,367
Total		6,279,791
Professional Services 0.6%
Automatic Data Processing, Inc.	105,600	23,509,728
Total Industrials		302,066,931
Information Technology 26.2%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,586,743	82,946,990
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.(a)	629,006	61,648,878
Lam Research Corp.	92,288	48,923,715
NVIDIA Corp.	79,650	22,124,380
QUALCOMM, Inc.	591,721	75,491,765
Total		208,188,738

Columbia Variable Portfolio – Disciplined Core Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.8%
Adobe, Inc.(a)	121,915	46,982,384
Autodesk, Inc.(a)	90,855	18,912,377
Fortinet, Inc.(a)	1,134,125	75,373,947
Microsoft Corp.	894,546	257,897,612
Total		399,166,320
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.(b)	1,693,153	279,200,930
Total Information Technology		969,502,978
Materials 2.2%
Chemicals 0.9%
CF Industries Holdings, Inc.	150,590	10,916,269
Mosaic Co. (The)	523,404	24,013,775
Total		34,930,044
Metals & Mining 1.3%
Nucor Corp.	306,553	47,353,242
Total Materials		82,283,286
Real Estate 2.8%
Hotel & Resort REITs 0.9%
Host Hotels & Resorts, Inc.	1,858,945	30,654,003
Specialized REITs 1.9%
SBA Communications Corp.	87,893	22,946,225
Weyerhaeuser Co.	1,597,137	48,121,738
Total		71,067,963
Total Real Estate		101,721,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.4%
American Electric Power Co., Inc.	650,220	59,163,518
Evergy, Inc.	499,161	30,508,720
Total		89,672,238
Total Utilities		89,672,238
Total Common Stocks (Cost $3,175,439,894)		3,649,662,813

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(c),(d)	56,606,777	56,595,455
Total Money Market Funds (Cost $56,593,812)		56,595,455
Total Investments in Securities (Cost: $3,232,033,706)		3,706,258,268
Other Assets & Liabilities, Net		(3,633,916)
Net Assets		3,702,624,352

At March 31, 2023, securities and/or cash totaling $6,447,590 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	311	06/2023	USD	64,342,013	2,407,932	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2023.
4	Columbia Variable Portfolio – Disciplined Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	55,464,807	148,828,370	(147,694,519)	(3,203)	56,595,455	1,998	566,478	56,606,777
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Disciplined Core Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7004_12_B01_(05/23)